Share-based payments - Omnibus Equity Incentive Plans (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-based payments
Maximum number of awards, as a percent of issued and outstanding shares	15.00%
Total expenses related to share-based compensation	$ 10,700,913	$ 14,277,406